Shareholder Report, Holdings (Details) - Cargile Fund	Jun. 30, 2024
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.54%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	17.23%
Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vanguard 500 Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	58.64%
Proshares Ultra Russell2000
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Goldman Sachs FS Government Fund Institutional
Holdings [Line Items]
Percent of Net Asset Value	17.23%